Consolidated Balance Sheets - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 528,117	$ 528,117	$ 2,100,543	$ 1,527,391
Accounts receivable	535,975	535,975	96,539
Other current assets	72,769	72,769	190,071	357,861
Prepaid offering costs	800,000	800,000	800,000
Total current assets	1,936,861	1,936,861	3,187,153	1,885,252
Property and equipment, net	6,329	6,329	7,604	5,814
Intangible assets, net	20,401	20,401	73,831	155,009
Right-of-use lease asset	1,312,332	1,312,332	1,572,489	2,081,568
Investment in joint venture	100,000	100,000	100,000
Deposits and other assets	798,211	798,211	798,111	762,976
Total assets	4,174,134	4,174,134	5,739,188	4,890,619
Current liabilities:
Accounts payable	1,515,201	1,515,201	1,656,965	242,933
Accrued liabilities	2,749,030	2,749,030	2,417,115	951,689
Deferred revenue	1,099,466	1,099,466	1,779,794	933,361
Lease liability	517,733	517,733	510,034	494,979
Total current liabilities	5,881,430	5,881,430	6,951,897	2,622,962
Lease liability, net of current portion	760,524	760,524	1,021,330	1,531,364
Redeemable preferred stock	1,702,000	1,702,000	1,702,000
Total liabilities	8,343,954	8,343,954	9,675,227	4,154,326
Commitments and contingencies (Note 2 and 5)
Stockholders’ (Deficit) Equity
Preferred Stock, 4,000,000 and 0 shares authorized, par value $0.0001, 1,702 and 0 issued and outstanding, respectively
Common stock, 55,000,000 shares authorized, par value $0.0001, 9,754,364 and 4,454,665 issued and outstanding, respectively	1,475	1,475	975	445
Subscription receivable	(6,724)	(6,724)	(6,724)	(15,544)
Additional paid-in capital	41,557,422	41,557,422	35,342,098	27,407,372
Accumulated deficit	(45,721,993)	(45,721,993)	(39,272,388)	(26,655,980)
Total stockholders’ (deficit) equity	(4,169,820)	(4,169,820)	(3,936,039)	736,293
Total liabilities and stockholders’ (deficit) equity	4,174,134	4,174,134	5,739,188	4,890,619
Revenues	3,083,884	6,932,482	12,214,556	21,862,728
Cost of revenues	3,500,880	7,473,834	12,393,089	19,803,739
Gross (loss) profit	(416,996)	(541,352)	(178,533)	2,058,989
Operating Expenses:
General and administrative (including stock-based compensation of $6,645,891 and $6,492,653, respectively)	2,663,753	5,210,047	11,597,173	9,230,789
Sales and marketing	102,470	549,070	573,881	426,728
Research and development	37,396	69,942	160,858	137,278
Total operating expenses	2,803,619	5,829,059	12,331,912	9,794,795
Operating loss	(3,220,615)	(6,370,411)	(12,510,445)	(7,735,806)
Other expense (income):
Interest expense		79,314	103,615
Other income	(59)	(120)	(116)	(3)
Total other expense (income)	(59)	79,194	103,499	(3)
Loss before provision for income taxes	(3,220,556)	(6,449,605)	(12,613,944)	(7,735,803)
Provision for income taxes			2,464	2,400
Net Loss	(3,220,556)	(6,449,605)	(12,616,408)	(7,738,203)
Less cumulative preferred stock dividends	29,727	59,455	46,587
Net Loss to common stockholders	(3,250,283)	(6,509,060)	(12,662,995)	(7,738,203)
Series B Preferred Stock [Member]
Stockholders’ (Deficit) Equity
Preferred Stock, 4,000,000 and 0 shares authorized, par value $0.0001, 1,702 and 0 issued and outstanding, respectively
Nonrelated Party [Member]
Current liabilities:
Notes payable			321,843
Related Party [Member]
Current liabilities:
Notes payable			$ 266,146